Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$108,524	$(21,017)	$87,507
Depreciation	-	(2,189)	(2,189)
Balance June 30, 2020	$108,524	$(23,206)	$85,318